Subsequent Events	Jul. 27, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent to June 30, 2026 and to the date of this report, $1,010,540 convertible notes outstanding as of June 30, 2026 had been converted to additional 570,477 Class A ordinary shares (adjusted by Reverse Stock Split on July 6, 2026, September 1, 2026, October 12, 2026, and October 23, 2026).

On July 27, 2026, NewGenIvf signed a share purchase agreement with PredicXion, and the Seller (“Additional 3pct PredicXion SPA”) for the acquisition of an additional 3% equity interest in PredicXion. The consideration payable for the Additional 3pct PredicXion Acquisition was a combination of: (i) cash consideration of US$3,750,000 or an equivalent amount in stablecoin, or Solana; and (ii) 2,500,000 newly issued Class A ordinary shares (equivalent to 26,042 Class A Ordinary Shares adjusted for Reverse Stock Split) of the Company at a share price of US$1.50 per share (US$144 per share adjusted for Reverse Stock Split).

On August 10, 2026, the Company entered into a Securities Purchase Agreement with Vanquish Funding Group, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $100,000, convertible into Class A Ordinary Shares pursuant to its terms.

On August 11, 2026, the Company entered into an Amendment and Exchange Agreement (the “Exchange Agreement”) with JAK, pursuant to which on August 14, 2026, the Company issued to JAK a new senior convertible note in the aggregate principal amount of $7,105,468.75 (the “New Note”) in exchange for the existing outstanding convertible notes and related warrants previously issued by the Company to JAK. In connection with the Exchange Agreement, JAK also entered into a Leak-Out Agreement with the Company (the “Leak-Out Agreement”) restricting JAK’s sales of the Company’s Class A ordinary shares issuable upon conversion of the New Note. The Exchange Agreement, New Note and Leak-Out Agreement were filed as Exhibit 10.1, 10.2 and 10.3, respectively, of the Company’s current report on Form 6-K dated August 17, 2026 and are incorporated by reference herein

On August 17, 2026, the Company entered into a Securities Purchase Agreement with Hinterland Partners LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shares pursuant to its terms.

On October 1, 2026, the Company entered into a Securities Purchase Agreement with Labrys Fund II, L.P, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $161,250, convertible into Class A Ordinary Shars pursuant to its terms.

On October 9, 2026, the Company entered into a Securities Purchase Agreement with Silvercrest Hybrid Capital LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shars pursuant to its terms.

On October 9, 2026, the Company entered into a Securities Purchase Agreement with CFI Capital LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shars pursuant to its terms.

On October 21, 2026, the Company entered into a Securities Purchase Agreement with Auctus Fund LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $175,000, convertible into Class A Ordinary Shars pursuant to its terms.

On October 21, 2026, the Company entered into a Securities Purchase Agreement with Efrat Investment LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $138,888, convertible into Class A Ordinary Shars pursuant to its terms.